UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	06/30/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--128.5%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--1.5%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	570,000 a	521,550
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	2,625,000 a	2,401,875
R.H. Donnelley,
Sr. Unscd. Notes	8.88	10/15/17	2,375,000 a,b	1,425,000
				4,348,425
Aerospace & Defense--1.5%
Esterline Technologies,
Gtd. Notes	6.63	3/1/17	1,950,000 a	1,925,625
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	1,400,000 a	1,316,000
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,050,000 a	1,063,125
				4,304,750
Agricultural--.5%
Alliance One International,
Gtd. Notes	11.00	5/15/12	1,430,000 a	1,480,050
Airlines--.4%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	4/1/11	1,153,705 a	1,309,455
Asset-Backed Ctfs./Home Equity Loans--.0%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M7	7.20	9/25/37	250,000	26,030
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M8	7.20	9/25/37	135,000	58,401
				84,431
Automobile Manufacturers--1.2%
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	1,250,000 a	734,375
General Motors,
Sr. Unscd. Notes	7.20	1/15/11	1,975,000 a	1,525,688
General Motors,
Sr. Unscd. Notes	8.38	7/15/33	2,125,000 a	1,269,687
				3,529,750
Automotive, Trucks & Parts--1.6%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	488,000 a	495,320
Goodyear Tire & Rubber,
Sr. Unscd. Notes	9.00	7/1/15	1,486,000 a	1,489,715
Tenneco Automotive,
Gtd. Notes	8.63	11/15/14	634,000 a	562,675
United Components,
Gtd. Notes	9.38	6/15/13	2,130,000 a	2,002,200
				4,549,910
Banks--1.5%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,620,000 a	3,348,500
Colonial Bank,
Sub. Notes	8.00	3/15/09	750,000 a	755,453
Colonial Bank,

Sub. Notes		9.38	6/1/11	425,000 a,b	422,981
					4,526,934
Casinos & Gaming--.8%
Pinnacle Entertainment,
Gtd. Notes		8.75	10/1/13	900,000	904,500
Shingle Springs Tribal Group,
Sr. Notes		9.38	6/15/15	1,660,000 a,b	1,357,050
					2,261,550
Chemicals--2.2%
Huntsman,
Gtd. Notes		11.63	10/15/10	909,000 a	940,815
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	2,900,000 b	1,921,250
Nalco,
Sr. Sub. Notes		8.88	11/15/13	3,508,000 a	3,613,240
					6,475,305
Commercial & Professional Services--2.7%
Aramark,
Gtd. Notes		8.50	2/1/15	961,000 a	946,585
Education Management,
Gtd. Notes		8.75	6/1/14	1,100,000 a	1,028,500
Education Management,
Gtd. Notes		10.25	6/1/16	2,095,000 a	1,937,875
Hertz,
Gtd. Notes		8.88	1/1/14	1,660,000 a	1,527,200
Hertz,
Gtd. Notes		10.50	1/1/16	550,000 a	503,250
Ipayment,
Gtd. Notes		9.75	5/15/14	2,150,000	1,827,500
					7,770,910
Commercial Mortgage Pass-Through Ctfs.--.4%
Global Signal Trust,
Ser. 2006-1, Cl. F		7.04	2/15/36	1,210,000 b	1,119,637
Consumer Products--.5%
Chattem,
Sr. Sub. Notes		7.00	3/1/14	1,455,000 a	1,418,625
Diversified Financial Services--16.4%
Dow Jones CDX,
Pass Thrus Ctfs, Ser. 4-T1		8.25	6/29/10	7,415,700 a,b,c	7,508,396
Ford Motor Credit,
Sr. Unscd. Notes		7.38	10/28/09	7,515,000 a	6,846,541
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	950,000 a	691,375
Ford Motor Credit,
Sr. Unscd. Notes		8.63	11/1/10	1,650,000 a	1,400,395
Ford Motor Credit,
Sr. Unscd. Notes		9.75	9/15/10	2,284,000 a,d	1,992,310
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	1,140,000 e	1,185,967
GMAC,
Sr. Unscd. Notes		5.63	5/15/09	365,000	338,021
GMAC,
Sr. Unscd. Notes		6.63	5/15/12	185,000	127,011
GMAC,
Sr. Unscd. Notes		7.00	2/1/12	1,200,000 a	834,727
GMAC,
Sr. Unscd. Notes		7.75	1/19/10	3,000,000 a	2,566,260
GMAC,
Sr. Unscd. Notes		8.00	11/1/31	1,835,000 a	1,196,172
Hawker Beechcraft Acquisition,

Gtd. Notes	9.75	4/1/17	3,155,000	3,170,775
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,985,000 a,b	3,287,625
Idearc,
Gtd. Notes	8.00	11/15/16	3,700,000 a	2,344,875
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,725,000 a	1,681,875
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	1,500,000 a	1,440,000
LVB Acquisition Merger,
Gtd. Bonds	11.63	10/15/17	5,824,000 a,b	6,202,560
Lyondell Basell Industries,
Sr. Scd. Notes	8.38	8/15/15	2,760,000 a,b	1,766,400
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	1,606,000	1,469,490
Stena,
Sr. Notes	7.50	11/1/13	1,170,000 a	1,159,762
UCI Holdco,
Sr. Unscd. Notes	10.30	12/15/13	999,482 a,d	854,557
				48,065,094
Diversified Metals & Mining--2.7%
Arch Western Finance,
Sr. Scd. Notes	6.75	7/1/13	1,000,000 a	985,000
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,315,000 a,b,d	1,538,550
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	3,535,000 a	3,720,976
Steel Dynamics,
Sr. Notes	7.38	11/1/12	1,750,000 a,b	1,758,750
				8,003,276
Electric Utilities--15.5%
AES,
Sr. Unscd. Notes	7.75	10/15/15	2,125,000 a	2,103,750
AES,
Sr. Unscd. Notes	8.00	10/15/17	425,000 a	418,625
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,650,000 a,b,d	5,918,375
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	505,000	474,700
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	5,320,000 a	5,306,700
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	11,110,000 b	11,276,650
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	2,975,000 a	3,086,562
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,735,000 a	2,724,744
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,216,000 a	1,313,518
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000 a	1,125,063
NRG Energy,
Gtd. Notes	7.38	1/15/17	2,300,000 a	2,179,250
Reliant Energy,
Sr. Unscd. Notes	7.63	6/15/14	4,565,000 a	4,473,700
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	3,467,000 a	3,651,843
Sprint Capital,
Gtd. Notes	6.88	11/15/28	1,420,000 a	1,185,096
				45,238,576

Environmental Control--1.5%
Allied Waste North America,
Sr. Scd. Notes	6.88	6/1/17	3,219,000 a	3,162,667
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,070,000 a	1,078,025
				4,240,692
Food & Beverages--2.9%
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,340,000 a	2,041,650
Del Monte,
Gtd. Notes	8.63	12/15/12	1,879,000 a	1,916,580
Smithfield Foods,
Sr. Unscd. Notes, Ser. B	7.75	5/15/13	1,750,000 a	1,553,125
Smithfield Foods,
Sr. Unscd. Notes	7.75	7/1/17	490,000	409,150
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,550,000 a	2,575,500
				8,496,005
Health Care--9.3%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	4,210,000 a,b	4,241,575
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,120,000 a	2,143,850
DaVita,
Gtd. Notes	7.25	3/15/15	1,720,000 a	1,681,300
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	845,000	872,462
HCA,
Sr. Unscd. Notes	6.30	10/1/12	3,535,000	3,190,338
HCA,
Sr. Unscd. Notes	8.75	9/1/10	1,282,000 a	1,304,435
HCA,
Notes	9.00	12/15/14	4,000,000	3,819,568
HCA,
Sr. Scd. Notes	9.13	11/15/14	1,695,000 a	1,737,375
HCA,
Sr. Scd. Notes	9.25	11/15/16	4,120,000 a	4,253,900
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	959,000 a	954,205
Tenet Healthcare,
Sr. Unscd. Notes	6.38	12/1/11	995,000 a	957,687
Tenet Healthcare,
Sr. Unscd. Notes	9.88	7/1/14	2,000,000 a	2,020,000
				27,176,695
Lodging & Entertainment--7.3%
AMC Entertainment,
Sr. Sub. Notes	8.00	3/1/14	975,000 a	870,187
Cinemark,
Sr. Discount Notes	9.75	3/15/14	3,300,000 a,f	3,151,500
Gaylord Entertainment,
Gtd. Notes	8.00	11/15/13	1,550,000 a	1,495,750
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	1,955,000	1,388,050
Mandalay Resort Group,
Gtd. Notes	9.38	2/15/10	4,000,000 a	4,020,000
Marquee Holdings,
Sr. Discount Notes	9.51	8/15/14	820,000 a	647,800
MGM Mirage,
Gtd. Notes	7.63	1/15/17	1,155,000 a	955,763
MGM Mirage,

Gtd. Notes	8.38	2/1/11	625,000 a	606,250
MGM Mirage,
Gtd. Notes	8.50	9/15/10	692,400 a	687,207
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	3,258,000 a,b	3,510,495
Scientific Games,
Gtd. Notes	6.25	12/15/12	990,000 a	952,875
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,675,000 a	1,578,687
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	1,115,000 a	1,092,700
Trump Entertainment Resorts,
Sr. Scd. Notes	8.50	6/1/15	810,000 a	508,275
				21,465,539
Machinery--1.3%
Case,
Notes	7.25	1/15/16	1,005,000 a	984,900
Columbus McKinnon,
Gtd. Notes	8.88	11/1/13	615,000	636,525
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	1,285,000 a,b	1,108,312
Terex,
Gtd. Notes	7.38	1/15/14	985,000 a	975,150
				3,704,887
Manufacturing--2.2%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	2,200,000 a,b	2,112,000
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	675,000 a,b	695,250
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	1,300,000 a	1,118,000
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	1,825,000 a	1,770,250
RBS Global & Rexnord,
Gtd. Notes	11.75	8/1/16	665,000 a	641,725
				6,337,225
Media--12.2%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	3,254,000 a	3,091,300
CCH I,
Sr. Scd. Notes	11.00	10/1/15	3,170,000 a	2,365,612
CCH II,
Gtd. Notes	10.25	9/15/10	6,560,000 a	6,379,600
CCH II,
Gtd. Notes	10.25	10/1/13	1,220,000	1,107,150
CSC Holdings,
Sr. Unscd. Notes, Ser. B	8.13	7/15/09	4,650,000 a	4,696,500
Dex Media West/Finance,
Sr. Unscd. Notes, Ser. B	8.50	8/15/10	720,000 a	714,600
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	5,720,000 a	5,162,300
Echostar DBS,
Gtd. Notes	7.13	2/1/16	2,000,000	1,855,000
General Cable,
Gtd. Notes	7.13	4/1/17	1,990,000	1,905,425
ION Media Networks,
Sr. Sub. Notes, Ser. A	11.00	7/31/13	31,028	8,843
ION Media Networks,
Sr. Sub. Notes	11.00	7/31/13	33,232 b	9,471
Kabel Deutschland,

Sr. Scd. Notes	10.63	7/1/14	2,093,000 a	2,150,558
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	1,930,000 a,b	1,495,750
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	3,455,000 a	3,273,613
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	180,000	157,500
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	1,434,961 a,f	1,384,737
				35,757,959
Oil & Gas--6.1%
ANR Pipeline,
Sr. Notes	7.00	6/1/25	110,000 a	116,072
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,140,000 a	2,107,900
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	800,000 a	798,000
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	600,000 a	604,500
Cimarex Energy
Gtd. Notes	7.13	5/1/17	2,375,000 a	2,345,312
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,845,000 a	3,748,875
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	280,000 a	285,600
Range Resources,
Gtd. Notes	7.25	5/1/18	175,000	174,563
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	2,225,000 a	2,219,438
Williams Cos.,
Sr. Unscd. Notes	4.70	10/1/10	3,000,000 a,b,d	2,925,000
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	1,925,000 a	2,002,000
Williams Cos.,
Sr. Unscd. Notes	7.63	7/15/19	500,000 a	527,500
				17,854,760
Packaging & Containers--5.7%
Crown Americas,
Gtd. Notes	7.63	11/15/13	1,941,000	1,945,853
Crown Americas,
Gtd. Notes	7.75	11/15/15	3,925,000 a	3,944,625
Norampac,
Gtd. Notes	6.75	6/1/13	3,554,000 a	3,003,130
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	445,000	447,225
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	450,000 a	463,500
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,590,000 a,b	2,408,700
Smurfit-Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	3,265,000 a	2,628,325
Smurfit-Stone Container,
Sr. Unscd. Notes	8.38	7/1/12	2,100,000	1,853,250
				16,694,608
Paper & Forest Products--5.0%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	3,600,000 a,b	3,402,000
Newpage,
Gtd. Notes	12.00	5/1/13	4,762,000 a	4,833,430
Rock-Tenn,

Gtd. Notes		9.25	3/15/16	1,350,000 a,b	1,437,750
Verso Paper,
Gtd. Notes, Ser. B		11.38	8/1/16	5,355,000 a	5,100,638
					14,773,818
Real Estate Investment Trusts--1.3%
B.F. Saul REIT,
Sr. Scd. Notes		7.50	3/1/14	1,715,000 a	1,492,050
Host Hotels & Resorts,
Sr. Scd. Notes, Ser. M		7.00	8/15/12	550,000	522,500
Host Hotels & Resorts,
Sr. Scd. Notes		7.13	11/1/13	1,390,000 a	1,299,650
Realogy,
Gtd. Notes		12.38	4/15/15	735,000 a	363,825
					3,678,025
Retail--2.4%
Amerigas Partners,
Sr. Unscd. Notes		7.25	5/20/15	1,600,000 a	1,504,000
Central European Distribution,
Sr. Scd. Bonds	EUR	8.00	7/25/12	520,000 b,e	802,343
Neiman Marcus Group,
Gtd. Notes		9.00	10/15/15	1,000,000 a	992,500
Neiman Marcus Group,
Gtd. Notes		10.38	10/15/15	2,452,000 a	2,464,260
Rite Aid,
Gtd. Notes		9.38	12/15/15	1,370,000 a	924,750
Rite Aid,
Gtd. Notes		10.38	7/1/16	480,000	434,822
					7,122,675
Technology--5.0%
Amkor Technologies,
Gtd. Notes		9.25	6/1/16	1,455,000 a	1,393,163
Ceridian,
Sr. Unscd. Notes		11.25	11/15/15	7,235,000 b	6,583,850
First Data,
Gtd. Notes		9.88	9/24/15	2,205,000 b	1,921,106
Freescale Semiconductor,
Gtd. Notes		8.88	12/15/14	1,980,000 a	1,618,650
Sungard Data Systems,
Gtd. Notes		9.13	8/15/13	1,000	1,015
Sungard Data Systems,
Gtd. Notes		10.25	8/15/15	3,164,000 a	3,195,640
					14,713,424
Telecommunications--14.0%
Alltel,
Sr. Unscd. Notes		7.00	7/1/12	5,600,000 a	5,740,000
Belden,
Sr. Sub. Notes		7.00	3/15/17	700,000 a	675,500
Centennial Cellular Operating,
Gtd. Notes		10.13	6/15/13	1,300,000 a	1,345,500
Centennial Communication,
Sr. Unscd. Notes		10.00	1/1/13	1,042,000 a	1,062,840
Centennial Communications,
Sr. Unscd. Notes		8.13	2/1/14	940,000 d	935,300
Citizens Communications,
Sr. Unscd. Notes		6.25	1/15/13	1,125,000	1,049,063
Cricket Communications I,
Gtd. Notes		9.38	11/1/14	1,140,000 a	1,102,950
Digicel Group,
Sr. Unscd. Notes		8.88	1/15/15	1,985,000 a,b	1,878,306
Digicel Group,

Sr. Unscd. Notes		9.13	1/15/15	2,439,000 a,b	2,307,904
Intelsat Jackson Holdings,
Gtd. Notes		11.25	6/15/16	5,900,000	6,003,250
Intelsat,
Sr. Unscd. Notes		6.50	11/1/13	5,615,000	3,979,631
Intelsat,
Sr. Unscd. Notes		7.63	4/15/12	2,395,000	1,927,975
MetroPCS Wireless,
Gtd. Notes		9.25	11/1/14	2,175,000 a	2,104,313
Nordic Telephone Holdings,
Sr. Scd. Notes	EUR	8.25	5/1/16	1,450,000 b,e	2,088,910
Nordic Telephone Holdings,
Sr. Scd. Bonds		8.88	5/1/16	415,000 b	408,775
Qwest,
Sr. Unscd. Notes		7.50	10/1/14	1,255,000	1,214,213
Qwest,
Sr. Unscd. Notes		7.88	9/1/11	200,000	201,000
Rogers Wireless,
Sr. Scd. Notes		9.63	5/1/11	1,136,000 a	1,258,242
US Unwired,
Scd. Notes, Ser. B		10.00	6/15/12	2,172,000 a	2,220,913
Wind Acquisition Finance,
Sr. Scd. Bonds		10.75	12/1/15	575,000 a,b	606,625
Windstream,
Gtd. Notes		8.13	8/1/13	2,960,000 a	2,967,400
					41,078,610
Textiles & Apparel--2.3%
Invista,
Sr. Unscd. Notes		9.25	5/1/12	4,405,000 a,b	4,526,138
Levi Strauss & Co.,
Sr. Unsub. Notes		9.75	1/15/15	2,040,000 a	2,060,400
					6,586,538
Transportation--.6%
Kansas City Southern of Mexico,
Sr. Unsub. Notes		7.63	12/1/13	1,100,000 a	1,072,500
Kansas City Southern Railway,
Gtd. Notes		7.50	6/15/09	790,000 a	801,850
					1,874,350
Total Bonds and Notes
(cost $395,898,694)					376,042,488

Preferred Stocks--.5%				Shares	Value ($)

Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $2,199,431)				2,125	1,386,700

Common Stocks--.4%

Cable & Media--.0%
Time Warner Cable, Cl. A				6 a,g	159
Computers--.2%
Sinclair Broadcast Group, Cl. A				64,571 g	490,740
Electric Utilities--.1%
Mirant				12,912 g	505,505
Telecommunications--.1%
Above Net				2,322 g	150,930
Above Net (warrants 9/8/2008)				766 g	34,470
Above Net (warrants 9/8/2010)				430 g	17,630
					203,030
Total Common Stocks

(cost $1,138,882)		1,199,434

Other Investment--6.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,448,000)	19,448,000 [h]	19,448,000

Total Investments (cost $418,685,007)	136.1%	398,076,622
Liabilities, Less Cash and Receivables	(36.1%)	(105,513,325)
Net Assets	100.0%	292,563,297

a	Collateral for Revolving Credit and Security Agreement.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $89,973,484 or 30.8% of net assets.
c	Security linked to a portfolio of debt securities.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount stated in U.S. Dollars unless otherwise noted.
Real EUR--Euro
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $418,685,007.
Net unrealized depreciation on investments was $20,608,385 of which $4,841,290 related to appreciated investment securities and $25,449,675 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	20,647,434	0

Level 2 - Other Significant Observable Inputs	377,429,188	0

Level 3 - Significant Unobservable Inputs	0	0

Total	398,076,622	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)